787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Bernstein Fund, Inc.

Securities Act File No. 333-207065

Investment Company Act File No. 811-23100

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated December 21, 2015, for the International Strategic Equities Portfolio, International Small Cap Portfolio and Small Cap Core Portfolio (the “Portfolios”), each a series of Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated December 21, 2015 in XBRL for the Portfolios.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.
P. Jay Spinola, Willkie Farr & Gallagher LLP

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